SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF RESTATEMENT

	Quarter ended March 31, 2020
	As Previously Reported	As Revised
Condensed Consolidated Interim Statements of Operations
Gain/(loss) on warrant liability	$-	$580
Income before income tax	13,894	14,474
Net income	11,367	11,947
Basic earnings per share	0.13	0.14
Diluted earnings per share	0.13	0.13

Condensed Consolidated Interim Statements of Comprehensive Income
Total Comprehensive Income, net of tax	11,396	11,976

Condensed Consolidated Interim Statements Of Shareholders’ Equity
Retained Earnings	79,028	74,518
Total Company Shareholders’ Equity	899,503	899,153
Total Shareholders’ Equity	899,503	899,153

Condensed Consolidated Interim Statements of Cash Flows
Net income	11,367	11,947
Loss (Gain) on warrant liability	-	580

Correction of Warrant Accounting as of and for the Years Ended December 31, 2020 and 2019 and for the period From June 7, 2018 to December 31, 2018

As described above, in the first quarter of 2021, the Company determined that it had incorrectly accounted for its Private Warrants (Note 15) as equity, instead of liabilities. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Company’s Private Warrants should have been both initially and subsequently measured at fair value with changes in fair value recognized in earnings until their conversion to Public Warrants. Private Warrants were converted into Public Warrants periodically between December of 2018 and May of 2020. Management concluded the misstatement is immaterial to previously issued consolidated financial statements; however, the Company intends to correct its presentation prospectively in future filings. The impact of the misstatement on the Consolidated Balance Sheet, Consolidated Statement of Operations, Consolidated Statement of Comprehensive Income, Condensed Consolidated Interim Statements of Shareholders’ Equity, Consolidated Statement of Cash Flows as of and for the years ended December 31, 2020 and 2019 and for the period from June 7, 2018 to December 31, 2018 is shown in the table below (in US$ thousands, except per share amounts):

	As of and for the year ended December 31, 2020		As of and for the year ended December 31, 2019		For the period from June 7, 2018 to December 31, 2018
	As Previously Reported	As Revised	As Previously Reported	As Revised	As Previously Reported	As Revised
Consolidated Balance Sheets
Warranty liabilities	$-	$-	$-	$930
Total liabilities	742,636	742,636	635,892	636,822
Total equity	944,418	944,418	886,472	885,542

Consolidated Statements of Operations
Gain/(loss) on warrant liability	-	557	-	5,054	$-	$(1,816)
Income before income tax	60,792	61,349	52,435	57,489	44,411	42,595
Net income	50,087	50,644	39,364	44,418	34,980	33,164
Basic earnings per share	0.56	0.57	0.45	0.51	0.41	0.39
Diluted earnings per share	0.56	0.56	0.45	0.45	0.40	0.38

Consolidated Statements of Comprehensive Income
Total Comprehensive Income, net of tax	50,122	50,679	39,345	44,399	35,143	33,327

Consolidated Statements of Shareholders’ Equity
Retained Earnings	117,748	113,216	67,661	62,571	28,297	18,153
Total Company Shareholders’ Equity	944,426	944,426	886,472	885,542	830,924	818,281
Total Shareholders’ Equity	944,418	944,418	886,472	885,542	830,991	818,348

Consolidated Statements of Cash Flows
Net income	50,087	50,644	39,364	44,418	34,980	33,164
Loss (Gain) on warrant liability	-	557	-	5,054	-	(1,816)